As filed with the Securities and Exchange Commission on November 23, 2021

REGISTRATION NO. 033-63560 and 811-7762

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 103

AND/OR
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 105

(CHECK APPROPRIATE BOX OR BOXES)

FIRST EAGLE FUNDS

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 698-3300

SHEELYN MICHAEL

FIRST EAGLE FUNDS

1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPY TO:

NATHAN J. GREENE, ESQ.
SIDLEY AUSTIN LLP
787 SEVENTH AVENUE
NEW YORK, NY 10019

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)

☒ on November 30, 2021 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485 If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 102, as it relates to First Eagle Global Real Assets Fund, a series of the Registrant, until November 30, 2021. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 102 under the Securities Act of 1933, as it relates to First Eagle Global Real Assets Fund, filed on September 10, 2021, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, as of the 23rd day of November, 2021.

FIRST EAGLE FUNDS

By:	/s/ MEHDI MAHMUD

MEHDI MAHMUD PRESIDENT (AND IN THE CAPACITY OF PRINCIPAL EXECUTIVE OFFICER)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	CAPACITY	DATE

/s/ LISA ANDERSON*	Trustee	November 23, 2021
(LISA ANDERSON)

/s/ JOHN P. ARNHOLD*	Trustee	November 23, 2021
(JOHN P. ARNHOLD)

/s/ CANDACE K. BEINECKE*	Trustee	November 23, 2021
(CANDACE K. BEINECKE)

/s/ PETER W. DAVIDSON*	Trustee	November 23, 2021
(PETER W. DAVIDSON)

/s/ JEAN D. HAMILTON*	Trustee	November 23, 2021
(JEAN D. HAMILTON)

/s/ JAMES E. JORDAN*	Trustee	November 23, 2021
(JAMES E. JORDAN)

/s/ WILLIAM M. KELLY*	Trustee	November 23, 2021
(WILLIAM M. KELLY)

/s/ PAUL J. LAWLER*	Trustee	November 23, 2021
(PAUL J. LAWLER)

/s/ MEHDI MAHMUD	Trustee	November 23, 2021
(MEHDI MAHMUD)

/s/ JOSEPH MALONE*	Chief Financial Officer (and in the capacity of Principal Financial Officer and Principal Accounting Officer)	November 23, 2021
(JOSEPH MALONE)

*By:	/S/ SHEELYN MICHAEL
Sheelyn Michael
Power-of-Attorney

SIGNATURES

First Eagle Global Real Assets Cayman Fund, Ltd., has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York and State of New York, as of the 23rd day of November, 2021.

FIRST EAGLE GLOBAL REAL ASSETS CAYMAN FUND, LTD.

SIGNATURE	CAPACITY	DATE

/s/ GLENN MITCHELL*	Director	November 23, 2021
(GLENN MITCHELL)

/s/ MASCILINE CHINONGOZA*	Director	November 23, 2021
(MASCILINE CHINONGOZA)

*By:	/S/ SHEELYN MICHAEL
Sheelyn Michael
Power-of-Attorney